Document and Entity Information	0 Months Ended
Apr. 13, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 13, 2015
Entity Registrant Name	EGA Emerging Global Shares Trust
Entity Central Index Key	0001450501
Amendment Flag	false
Document Creation Date	Apr. 10, 2015
Document Effective Date	Apr. 13, 2015
Prospectus Date	Apr. 13, 2015